John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 9/30/19

Fund’s investments
As of 9-30-19 (unaudited)
	Shares	Value
Common stocks 82.8%		$146,291,123
(Cost $159,866,542)
Communication services 10.0%		17,661,509
Diversified telecommunication services 5.0%
AT&T, Inc.	32,981	1,248,001
BT Group PLC	425,053	932,316
CenturyLink, Inc.	23,227	289,873
China Telecom Corp., Ltd., H Shares	319,055	145,285
China Tower Corp., Ltd., H Shares (A)	2,098,000	476,138
China Unicom Hong Kong, Ltd.	223,210	236,307
Hellenic Telecommunications Organization SA	65,167	897,827
Koninklijke KPN NV	376,417	1,173,081
KT Corp.	7,675	175,970
Magyar Telekom Telecommunications PLC	57,944	82,974
O2 Czech Republic AS	76,525	692,084
Proximus SADP	2,820	83,793
Spark New Zealand, Ltd.	55,389	152,989
Telefonica Deutschland Holding AG	62,932	175,435
Telenor ASA	31,061	623,205
Verizon Communications, Inc. (B)	25,028	1,510,690
Entertainment 0.3%
Avex, Inc.	6,610	77,704
DeNA Company, Ltd.	5,760	101,831
Konami Holdings Corp.	967	46,845
NHN Corp. (C)	545	28,389
Nintendo Company, Ltd.	137	51,032
The Walt Disney Company	1,665	216,983
Interactive media and services 0.9%
Alphabet, Inc., Class A (C)	560	683,838
Baidu, Inc., ADR (C)	312	32,061
Facebook, Inc., Class A (C)	1,824	324,818
Gree, Inc.	27,810	126,869
InterActiveCorp (C)	258	56,236
Kakaku.com, Inc.	1,591	39,303
SINA Corp. (C)	528	20,692
Yahoo Japan Corp.	91,840	258,748
Media 1.4%
Comcast Corp., Class A	29,561	1,332,610
Criteo SA, ADR (C)	3,058	57,154
Eutelsat Communications SA	3,861	71,822
Fuji Media Holdings, Inc.	4,935	63,763
Gendai Agency, Inc.	2,060	7,910
Metropole Television SA	5,976	97,998
Nippon Television Holdings, Inc.	9,210	118,544
RTL Group SA	3,584	172,323
SES SA	5,030	91,684
Telenet Group Holding NV	2,803	132,272
Television Francaise 1	13,493	118,439
TV Asahi Holdings Corp.	5,970	94,245
Zee Entertainment Enterprises, Ltd.	16,099	60,123
Wireless telecommunication services 2.4%
China Mobile, Ltd.	84,301	698,328
Intouch Holdings PCL, Foreign Quota Shares	30,935	66,291
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Communication services (continued)
Wireless telecommunication services (continued)
KDDI Corp.	55,872	$1,457,853
Millicom International Cellular SA	22,631	1,098,212
Mobile TeleSystems PJSC, ADR	22,955	185,936
MTN Group, Ltd.	12,661	80,559
NTT DOCOMO, Inc.	8,215	209,767
Orange Belgium SA	4,293	88,615
Softbank Corp.	16,427	222,580
VEON, Ltd.	34,112	81,869
Vodafone Group PLC	45,824	91,295
Consumer discretionary 7.2%		12,631,512
Auto components 0.8%
Aisan Industry Company, Ltd.	6,080	51,893
Bridgestone Corp.	5,711	222,249
Exedy Corp.	5,115	100,292
Fuyao Glass Industry Group Company, Ltd., H Shares (A)	56,585	157,023
Keihin Corp.	7,515	111,002
Nissin Kogyo Company, Ltd.	6,784	95,538
NOK Corp.	10,175	151,713
Sumitomo Riko Company, Ltd.	6,790	54,533
Tachi-S Company, Ltd.	5,000	60,929
Tokai Rika Company, Ltd.	6,700	113,963
Toyoda Gosei Company, Ltd.	6,695	134,780
Unipres Corp.	6,700	105,650
Automobiles 1.3%
Daimler AG	5,260	261,511
Dongfeng Motor Group Company, Ltd., H Shares	199,960	189,984
Ford Motor Company	26,073	238,829
Honda Motor Company, Ltd.	14,590	382,031
Isuzu Motors, Ltd.	67,100	743,293
Mitsubishi Motors Corp.	12,100	52,790
Nissan Motor Company, Ltd.	48,437	302,409
Renault SA	2,767	158,807
Diversified consumer services 0.4%
Allstar Co-Invest LLC (C)(D)(E)	236,300	21,267
Benesse Holdings, Inc.	2,240	58,352
H&R Block, Inc.	29,738	702,412
Hotels, restaurants and leisure 0.6%
Carnival Corp.	2,036	88,994
Chipotle Mexican Grill, Inc. (C)	81	68,078
Las Vegas Sands Corp.	4,717	272,454
McDonald's Corp.	627	134,623
OPAP SA	19,480	200,390
Starbucks Corp.	2,537	224,322
Yum! Brands, Inc.	1,193	135,322
Household durables 0.6%
Barratt Developments PLC	11,894	94,684
Funai Electric Company, Ltd. (C)	10,623	58,833
Nikon Corp.	7,955	99,798
Persimmon PLC	10,827	288,758
Taylor Wimpey PLC	177,647	352,617
Woongjin Coway Company, Ltd.	1,046	74,094
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.9%
Alibaba Group Holding, Ltd., ADR (C)	239	$39,968
Amazon.com, Inc. (C)	376	652,702
Expedia Group, Inc.	6,093	818,960
Qliro Group AB (C)	26,052	25,386
Leisure products 0.0%
Sankyo Company, Ltd.	2,060	70,887
Multiline retail 0.2%
Kohl's Corp.	1,766	87,700
Macy's, Inc.	5,936	92,245
Marks & Spencer Group PLC	38,673	87,593
Specialty retail 1.8%
CECONOMY AG (C)	15,837	85,651
Halfords Group PLC	26,611	55,615
Industria de Diseno Textil SA	22,523	697,032
Kingfisher PLC	57,554	146,267
L Brands, Inc. (B)	2,418	47,369
Nishimatsuya Chain Company, Ltd.	8,710	74,344
Shimamura Company, Ltd.	1,900	150,950
The Gap, Inc.	4,109	71,332
The Home Depot, Inc.	5,077	1,177,966
The TJX Companies, Inc.	9,807	546,642
Xebio Holdings Company, Ltd.	7,995	87,312
Textiles, apparel and luxury goods 0.6%
361 Degrees International, Ltd.	233,300	51,207
Cie Financiere Richemont SA	7,946	582,328
Daphne International Holdings, Ltd. (C)	272,250	6,704
Geox SpA	21,572	30,143
Pandora A/S	1,108	44,465
Sanyo Shokai, Ltd.	4,260	57,531
Tapestry, Inc.	10,710	278,996
Consumer staples 5.1%		9,092,006
Beverages 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	16,382	63,488
Coca-Cola Icecek AS	5,063	30,162
PepsiCo, Inc.	1,917	262,821
The Coca-Cola Company (B)	6,280	341,883
Food and staples retailing 0.2%
Cawachi, Ltd.	2,500	48,311
Costco Wholesale Corp.	328	94,500
J Sainsbury PLC	58,757	158,550
METRO AG	3,314	52,283
Food products 1.5%
General Mills, Inc.	4,133	227,811
Kellogg Company	14,154	910,810
Nestle SA	6,142	666,127
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	354,000	32,065
The Hershey Company	1,868	289,521
The Kraft Heinz Company	15,546	434,278
Tyson Foods, Inc., Class A	1,229	105,866
Household products 0.3%
Church & Dwight Company, Inc.	951	71,553
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Household products (continued)
Colgate-Palmolive Company	2,039	$149,887
Kimberly-Clark Corp.	1,482	210,518
The Clorox Company	654	99,323
Personal products 0.4%
The Estee Lauder Companies, Inc., Class A	428	85,151
Unilever NV	11,868	712,643
Tobacco 2.3%
Altria Group, Inc.	8,783	359,225
British American Tobacco PLC	22,878	844,890
Imperial Brands PLC	42,489	954,140
Japan Tobacco, Inc.	11,642	255,072
Philip Morris International, Inc.	21,482	1,631,128
Energy 8.1%		14,389,428
Energy equipment and services 0.1%
Fugro NV (C)	6,573	44,145
Helmerich & Payne, Inc.	1,205	48,284
Saipem SpA (C)	26,706	120,700
The Drilling Company of 1972 A/S (C)	350	19,615
Trican Well Service, Ltd. (C)	32,083	24,458
Oil, gas and consumable fuels 8.0%
Advantage Oil & Gas, Ltd. (C)	34,705	56,320
ARC Resources, Ltd.	9,513	45,309
BP PLC	59,242	375,047
Cameco Corp.	7,085	67,275
Chevron Corp.	2,234	264,952
Coal India, Ltd.	96,323	271,940
Enbridge, Inc.	27,554	967,099
Encana Corp.	17,722	81,196
Eni SpA	25,968	396,915
Exxon Mobil Corp.	16,979	1,198,887
Galp Energia SGPS SA	66,905	1,006,194
Gazprom PJSC, ADR	24,635	169,982
Grupa Lotos SA	30,959	683,873
Inpex Corp.	21,330	196,572
Inter Pipeline, Ltd.	4,768	83,674
Japan Petroleum Exploration Company, Ltd.	5,235	133,184
Kinder Morgan, Inc.	49,379	1,017,701
LUKOIL PJSC, ADR	1,286	106,226
Lundin Petroleum AB	21,872	655,692
Neste OYJ	19,971	660,733
Painted Pony Energy, Ltd. (C)	23,707	12,168
Royal Dutch Shell PLC, A Shares	1,190	34,900
Royal Dutch Shell PLC, B Shares	39,667	1,172,375
Surgutneftegas PJSC, ADR (London Stock Exchange)	36,435	195,088
Targa Resources Corp.	6,356	255,321
TC Energy Corp.	30,073	1,557,163
The Williams Companies, Inc.	10,675	256,841
TOTAL SA	40,244	2,095,374
Tourmaline Oil Corp.	5,483	54,257
YPF SA, ADR	6,483	59,968
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials 17.9%		$31,599,193
Banks 9.5%
ABN AMRO Bank NV (A)	80,981	1,426,594
Allahabad Bank (C)	35,784	14,482
Aozora Bank, Ltd.	4,963	124,375
Bank of America Corp.	39,009	1,137,893
Bank of Ireland Group PLC	33,216	131,615
Bank Polska Kasa Opieki SA	3,343	85,339
BNP Paribas SA	6,410	311,634
BPER Banca	33,667	130,078
CaixaBank SA	78,260	205,275
Canara Bank (C)	26,888	69,271
China Construction Bank Corp., H Shares	1,123,000	855,680
Corp. Bank (C)	22,976	4,881
Dah Sing Financial Holdings, Ltd.	13,700	50,723
Danske Bank A/S	1,778	24,736
DGB Financial Group, Inc.	13,486	83,951
DNB ASA	3,758	66,246
HSBC Holdings PLC	64,480	494,062
ING Groep NV	101,712	1,062,558
KB Financial Group, Inc.	4,577	163,360
Lloyds Banking Group PLC	263,224	174,496
Mitsubishi UFJ Financial Group, Inc.	347,579	1,770,171
Mizuho Financial Group, Inc.	135,995	208,991
Moneta Money Bank AS (A)	123,090	379,329
National Australia Bank, Ltd.	5,783	115,950
Nordea Bank ABP (Stockholm Stock Exchange)	101,504	720,009
People's United Financial, Inc.	12,407	193,983
Raiffeisen Bank International AG	1,643	38,104
Resona Holdings, Inc.	173,225	745,411
Royal Bank of Canada	12,877	1,044,564
Sberbank of Russia PJSC, ADR	6,840	96,735
Shinhan Financial Group Company, Ltd.	4,366	152,561
Skandinaviska Enskilda Banken AB, A Shares	15,609	143,426
Societe Generale SA	15,729	430,851
Standard Chartered PLC	163,002	1,368,225
Sumitomo Mitsui Financial Group, Inc.	8,950	307,541
Sumitomo Mitsui Trust Holdings, Inc.	5,020	181,784
The Bank of Nova Scotia	26,483	1,504,205
The Tochigi Bank, Ltd.	22,170	40,220
Unicaja Banco SA (A)	101,624	80,835
UniCredit SpA	23,484	276,806
Wells Fargo & Company (B)	5,679	286,449
Westpac Banking Corp.	4,334	86,561
Capital markets 1.8%
Cboe Global Markets, Inc.	737	84,689
CME Group, Inc.	1,754	370,690
GAM Holding AG (C)	12,562	50,427
Ichiyoshi Securities Company, Ltd.	6,720	42,459
IGM Financial, Inc.	6,245	177,331
Intercontinental Exchange, Inc.	2,029	187,216
Julius Baer Group, Ltd. (C)	4,456	197,360
MarketAxess Holdings, Inc.	209	68,448
Natixis SA	70,272	291,148
Nomura Holdings, Inc.	46,600	198,089
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (C)	136,107	$1,545,419
Uranium Participation Corp. (C)	14,874	47,714
Diversified financial services 0.4%
G-Resources Group, Ltd. (C)	2,397,450	16,192
Kinnevik AB, B Shares	25,421	668,576
Insurance 4.4%
Admiral Group PLC	3,458	89,923
Ageas	3,841	212,926
AIA Group, Ltd.	75,200	709,214
American Financial Group, Inc.	4	431
Assicurazioni Generali SpA	28,347	549,356
AXA SA	61,820	1,578,498
Dai-ichi Life Holdings, Inc.	11,615	176,582
Direct Line Insurance Group PLC	64,748	238,888
Fidelity National Financial, Inc.	3,899	173,155
Legal & General Group PLC	58,827	179,559
Medibank Pvt., Ltd.	274,995	631,531
Orange Life Insurance, Ltd. (A)	4,080	92,174
Powszechny Zaklad Ubezpieczen SA	22,356	208,541
Sampo OYJ, A Shares	7,729	307,091
Shin Kong Financial Holding Company, Ltd. (C)	256,563	77,635
T&D Holdings, Inc.	24,175	258,327
Tokio Marine Holdings, Inc.	29,952	1,606,839
Tongyang Life Insurance Company, Ltd.	12,765	40,733
Tryg A/S	22,654	649,047
Mortgage real estate investment trusts 1.3%
AGNC Investment Corp.	78,245	1,258,962
Annaly Capital Management, Inc.	113,838	1,001,774
Thrifts and mortgage finance 0.5%
New York Community Bancorp, Inc.	65,521	822,289
Health care 6.6%		11,648,242
Biotechnology 0.5%
AbbVie, Inc.	5,382	407,525
Gilead Sciences, Inc.	6,343	402,019
Health care equipment and supplies 1.5%
Abbott Laboratories	4,437	371,244
Baxter International, Inc.	9,894	865,428
Hoya Corp.	1,237	101,314
Koninklijke Philips NV	18,095	836,153
Medtronic PLC	2,218	240,919
ResMed, Inc.	1,538	207,799
Stryker Corp.	178	38,501
Health care providers and services 0.9%
Anthem, Inc.	2,814	675,641
Cardinal Health, Inc.	2,141	101,034
Sonic Healthcare, Ltd.	33,828	641,414
UnitedHealth Group, Inc.	933	202,760
Health care technology 0.1%
AGFA-Gevaert NV (C)	21,575	88,467
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,390	22,147
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals 3.6%
AstraZeneca PLC	13,784	$1,230,760
Bristol-Myers Squibb Company (B)	5,768	292,495
Eisai Company, Ltd.	1,260	64,370
Eli Lilly & Company	590	65,980
Johnson & Johnson	4,865	629,434
Merck & Company, Inc.	11,726	987,095
Novartis AG	15,052	1,306,317
Pfizer, Inc.	34,291	1,232,076
Roche Holding AG	688	200,321
Takeda Pharmaceutical Company, Ltd.	11,650	399,777
Zoetis, Inc.	299	37,252
Industrials 7.5%		13,315,158
Aerospace and defense 1.7%
BAE Systems PLC	92,286	646,305
L3Harris Technologies, Inc.	292	60,923
Lockheed Martin Corp.	2,300	897,138
Northrop Grumman Corp.	308	115,435
The Boeing Company	3,083	1,172,989
United Technologies Corp.	1,410	192,493
Air freight and logistics 0.2%
bpost SA	8,874	92,996
CTT-Correios de Portugal SA	19,609	45,382
PostNL NV	46,164	102,312
United Parcel Service, Inc., Class B	981	117,543
Airlines 0.2%
ANA Holdings, Inc.	2,437	82,101
Deutsche Lufthansa AG	6,807	108,062
SAS AB (C)	71,227	90,753
Building products 0.2%
Cie de Saint-Gobain	8,553	335,215
Commercial services and supplies 0.4%
Babcock International Group PLC	21,954	150,568
Relia, Inc.	4,800	59,999
Republic Services, Inc.	2,303	199,325
Serco Group PLC (C)	45,621	83,702
Toppan Forms Company, Ltd.	9,440	89,667
Waste Management, Inc.	1,592	183,080
Construction and engineering 1.4%
China Machinery Engineering Corp., H Shares	152,870	64,758
Chiyoda Corp. (C)	10,235	26,844
Ferrovial SA	23,074	666,682
Implenia AG	2,352	88,373
JGC Corp.	9,425	124,385
Raubex Group, Ltd.	33,174	41,723
Toyo Engineering Corp. (C)	7,500	43,173
Vinci SA	13,279	1,430,401
Electrical equipment 1.3%
ABB, Ltd.	63,636	1,251,458
Cosel Company, Ltd.	5,000	47,640
Emerson Electric Company	11,024	737,065
Ushio, Inc.	7,825	111,119
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Zumtobel Group AG (C)	7,621	$57,320
Industrial conglomerates 0.1%
3M Company	1,331	218,816
Machinery 1.3%
Atlas Copco AB, A Shares	20,336	626,209
Epiroc AB, A Shares	58,710	635,838
Hisaka Works, Ltd.	5,480	44,021
Metso OYJ	15,657	584,275
Mitsubishi Heavy Industries, Ltd.	4,145	162,933
The Japan Steel Works, Ltd.	5,720	110,903
THK Company, Ltd.	3,800	100,674
Toshiba Machine Company, Ltd.	3,233	67,295
Marine 0.3%
A.P. Moller - Maersk A/S, Series B	175	197,826
D/S Norden A/S	7,086	96,553
Kuehne + Nagel International AG	287	42,233
Pacific Basin Shipping, Ltd.	479,330	97,816
Professional services 0.2%
Adecco Group AG	4,523	250,293
Hays PLC	41,162	76,309
SThree PLC	12,038	44,828
Road and rail 0.1%
Firstgroup PLC (C)	49,648	83,964
The Go-Ahead Group PLC	2,522	62,492
Trading companies and distributors 0.1%
Rexel SA	16,470	176,157
SIG PLC	34,655	53,594
Transportation infrastructure 0.0%
Hamburger Hafen und Logistik AG	2,618	65,200
Information technology 7.2%		12,723,942
Communications equipment 1.1%
Cisco Systems, Inc.	22,265	1,100,114
Motorola Solutions, Inc.	997	169,899
Nokia OYJ	142,142	717,860
Electronic equipment, instruments and components 0.3%
Citizen Watch Company, Ltd.	26,625	130,621
Enplas Corp.	1,960	63,755
Foxconn Technology Company, Ltd.	52,320	109,111
Innolux Corp.	403,860	85,874
Nichicon Corp.	13,940	127,885
Nippon Chemi-Con Corp.	5,410	80,177
IT services 2.2%
Accenture PLC, Class A	2,730	525,116
Broadridge Financial Solutions, Inc.	1,397	173,829
Fidelity National Information Services, Inc.	1,213	161,038
Fujitsu, Ltd.	2,541	204,221
IBM Corp.	2,894	420,845
Infosys, Ltd.	68,449	773,496
Jack Henry & Associates, Inc.	545	79,554
Leidos Holdings, Inc.	1,307	112,245
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
IT services (continued)
Mastercard, Inc., Class A	1,040	$282,433
Nomura Research Institute, Ltd.	1,575	31,472
Paychex, Inc.	720	59,594
Sabre Corp.	6,802	152,331
Sopra Steria Group	216	26,900
Tata Consultancy Services, Ltd.	178	5,268
The Western Union Company	16,255	376,628
TravelSky Technology, Ltd., H Shares	18,000	37,378
Visa, Inc., Class A	2,934	504,677
Semiconductors and semiconductor equipment 1.8%
Broadcom, Inc.	3,103	856,645
Disco Corp.	183	34,984
Intel Corp. (B)	5,326	274,449
Maxim Integrated Products, Inc.	562	32,545
MediaTek, Inc.	3,940	46,877
Microchip Technology, Inc.	947	87,986
Miraial Company, Ltd.	2,300	28,970
QUALCOMM, Inc. (B)	600	45,768
Taiwan Semiconductor Manufacturing Company, Ltd.	150,000	1,332,229
Texas Instruments, Inc.	2,307	298,157
Tokyo Electron, Ltd.	200	38,425
Tokyo Seimitsu Company, Ltd.	3,285	97,412
Software 0.8%
Intuit, Inc.	459	122,066
Microsoft Corp.	7,168	996,567
Oracle Corp.	2,505	137,850
Trend Micro, Inc.	2,500	119,471
Technology hardware, storage and peripherals 1.0%
Acer, Inc.	176,770	101,385
Apple, Inc.	2,238	501,245
Canon, Inc.	15,933	426,083
Compal Electronics, Inc.	267,585	154,383
HP, Inc.	8,328	157,566
Maxell Holdings, Ltd.	5,330	76,331
Melco Holdings, Inc.	836	20,938
Quadient SAS	4,598	95,171
Samsung Electronics Company, Ltd.	2,241	91,756
Seagate Technology PLC	676	36,362
Materials 4.1%		7,185,267
Chemicals 1.0%
China BlueChemical, Ltd., H Shares	280,420	67,632
Dow, Inc.	7,713	367,524
EMS-Chemie Holding AG	101	62,933
FMC Corp.	8,281	726,078
JSR Corp.	11,480	184,837
LyondellBasell Industries NV, Class A	2,840	254,076
Nitto Denko Corp.	2,400	116,292
Construction materials 0.3%
Imerys SA	2,086	83,786
LafargeHolcim, Ltd. (C)	4,907	241,639
Vicat SA	1,941	84,173
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Containers and packaging 0.2%
Amcor PLC	16,185	$157,804
AMVIG Holdings, Ltd.	141,690	33,817
International Paper Company (B)	2,450	102,459
Nampak, Ltd. (C)	109,475	68,636
Metals and mining 2.6%
Alumina, Ltd.	68,097	109,100
Anglo American Platinum, Ltd.	1,092	65,840
Anglo American PLC	9,798	225,177
Barrick Gold Corp.	12,174	210,611
Centerra Gold, Inc. (C)	13,028	110,726
Chubu Steel Plate Company, Ltd.	2,210	12,832
CST Group, Ltd. (C)	1,440,000	4,595
Eldorado Gold Corp. (C)	8,711	67,684
Eregli Demir ve Celik Fabrikalari TAS	161,626	195,731
Fortescue Metals Group, Ltd.	24,352	144,948
Gold Fields, Ltd.	22,746	113,424
Harmony Gold Mining Company, Ltd., ADR (C)	25,713	73,025
Hitachi Metals, Ltd.	15,320	166,376
IAMGOLD Corp. (C)	9,452	32,231
Impala Platinum Holdings, Ltd. (C)	15,578	98,026
Kinross Gold Corp. (C)	22,636	104,126
Kyoei Steel, Ltd.	6,610	124,546
Magnitogorsk Iron & Steel Works PJSC, GDR	21,639	167,759
MMC Norilsk Nickel PJSC, ADR	16,416	420,085
Nakayama Steel Works, Ltd.	10,090	41,119
Neturen Company, Ltd.	3,590	28,383
Norsk Hydro ASA	50,936	179,355
Northern Dynasty Minerals, Ltd. (C)	4,162	2,419
Pacific Metals Company, Ltd.	2,580	53,821
Petra Diamonds, Ltd. (C)	103,852	8,346
Polyus PJSC, GDR	11,582	668,861
Resolute Mining, Ltd. (C)	55,489	53,045
Salzgitter AG	5,722	96,107
SEMAFO, Inc. (C)	16,176	51,891
Severstal PJSC, GDR	45,494	652,625
Tokyo Steel Manufacturing Company, Ltd.	14,910	114,629
Western Areas, Ltd.	53,614	112,362
Yamato Kogyo Company, Ltd.	4,965	123,776
Real estate 3.4%		5,928,276
Equity real estate investment trusts 3.3%
American Tower Corp.	341	75,405
AvalonBay Communities, Inc.	3,101	667,738
Crown Castle International Corp.	925	128,584
Equity Residential	828	71,423
Extra Space Storage, Inc.	1,862	217,519
Fortress REIT, Ltd., Class B	83,859	52,345
Growthpoint Properties, Ltd.	94,610	144,426
HCP, Inc.	4,097	145,976
Host Hotels & Resorts, Inc.	8,050	139,185
Iron Mountain, Inc.	10,366	335,755
Land Securities Group PLC	8,692	91,544
Public Storage	5,335	1,308,515
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Redefine Properties, Ltd.	358,084	$185,139
Segro PLC	58,090	579,125
Simon Property Group, Inc.	2,087	324,842
Sun Communities, Inc.	98	14,548
The British Land Company PLC	12,858	92,498
The Macerich Company	6,561	207,262
Ventas, Inc.	1,675	122,325
VEREIT, Inc.	30,434	297,645
Welltower, Inc.	1,528	138,513
WP Carey, Inc.	4,733	423,604
Real estate management and development 0.1%
Mitsubishi Estate Company, Ltd.	8,500	164,360
Utilities 5.7%		10,116,590
Electric utilities 2.2%
Alliant Energy Corp.	1,329	71,673
American Electric Power Company, Inc.	2,069	193,845
Duke Energy Corp.	3,176	304,451
Edison International (B)	11,438	862,654
Enel SpA	13,438	100,372
Entergy Corp.	1,221	143,297
Evergy, Inc.	1,248	83,067
Eversource Energy	1,691	144,530
FirstEnergy Corp.	1,433	69,114
Iberdrola SA	79,439	825,670
NextEra Energy, Inc.	1,383	322,225
OGE Energy Corp.	3,580	162,460
Pinnacle West Capital Corp.	478	46,399
PPL Corp.	10,815	340,564
The Southern Company	1,999	123,478
Xcel Energy, Inc.	1,483	96,232
Gas utilities 0.3%
AltaGas, Ltd.	6,672	97,951
ENN Energy Holdings, Ltd.	50,000	517,465
Independent power and renewable electricity producers 0.7%
China Longyuan Power Group Corp., Ltd., H Shares	776,000	436,018
NTPC, Ltd.	10,205	16,950
Ratch Group PCL, Foreign Quota Shares	318,976	745,685
Multi-utilities 2.1%
CenterPoint Energy, Inc.	9,868	297,816
Centrica PLC	140,089	127,031
CMS Energy Corp.	1,799	115,046
Consolidated Edison, Inc.	821	77,560
Dominion Energy, Inc. (B)	5,469	443,208
DTE Energy Company	1,142	151,840
E.ON SE	115,966	1,127,492
Engie SA	12,691	207,145
National Grid PLC	71,441	773,513
Public Service Enterprise Group, Inc.	712	44,201
RWE AG	3,765	117,666
Sempra Energy	810	119,564
WEC Energy Group, Inc.	1,895	180,215
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Water utilities 0.4%

Guangdong Investment, Ltd.	322,000	$630,193
Preferred securities 0.6%		$1,098,085
(Cost $1,058,395)
Consumer discretionary 0.5%		924,753
Automobiles 0.5%
Volkswagen AG	5,437	924,753
Information technology 0.1%		89,752
Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.	2,719	89,752
Utilities 0.0%		83,580
Electric utilities 0.0%
Cia Paranaense de Energia, B Shares	7,000	83,580

	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 14.2%					$25,056,747
(Cost $24,823,194)
Communication services 2.5%					4,378,273
Diversified telecommunication services 0.8%
Altice France SA (A)	3.375	01-15-28	EUR	100,000	110,798
Altice France SA	5.875	02-01-27	EUR	165,000	198,913
CenturyLink, Inc.	5.625	04-01-25		140,000	145,250
CenturyLink, Inc.	7.500	04-01-24		30,000	33,551
Embarq Corp.	7.995	06-01-36		100,000	98,844
Frontier Communications Corp.	6.875	01-15-25		40,000	17,700
Frontier Communications Corp. (A)	8.500	04-01-26		85,000	84,992
Frontier Communications Corp.	10.500	09-15-22		40,000	18,375
Intelsat Jackson Holdings SA (A)	8.500	10-15-24		160,000	161,150
Telecom Argentina SA (A)	6.500	06-15-21		151,000	136,655
Telecom Italia Capital SA	7.200	07-18-36		90,000	104,851
Telecom Italia SpA (A)	5.303	05-30-24		200,000	215,690
Ziggo BV (A)	5.500	01-15-27		170,000	177,225
Media 1.3%
Altice Financing SA (A)	7.500	05-15-26		210,000	223,123
Altice Luxembourg SA (A)	7.625	02-15-25		200,000	208,500
Altice Luxembourg SA	8.000	05-15-27	EUR	100,000	119,255
CCO Holdings LLC (A)	5.750	02-15-26		105,000	110,775
CSC Holdings LLC (A)	6.500	02-01-29		390,000	433,475
DISH DBS Corp.	5.875	11-15-24		30,000	29,738
DISH DBS Corp.	7.750	07-01-26		30,000	30,570
Gray Television, Inc. (A)	5.125	10-15-24		130,000	134,713
Gray Television, Inc. (A)	5.875	07-15-26		50,000	52,000
iHeartCommunications, Inc. (A)	5.250	08-15-27		65,000	67,600
Lamar Media Corp.	5.750	02-01-26		85,000	89,866
Nexstar Escrow, Inc. (A)	5.625	07-15-27		80,000	83,800
Scripps Escrow, Inc. (A)	5.875	07-15-27		85,000	86,275
Sinclair Television Group, Inc. (A)	5.625	08-01-24		100,000	102,875
Sinclair Television Group, Inc. (A)	5.875	03-15-26		75,000	78,469
Sirius XM Radio, Inc. (A)	4.625	07-15-24		50,000	51,842
Sirius XM Radio, Inc. (A)	5.500	07-01-29		100,000	106,750
WMG Acquisition Corp.	3.625	10-15-26	EUR	100,000	115,687
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
WMG Acquisition Corp. (A)	5.500	04-15-26		85,000	$89,250
Wireless telecommunication services 0.4%
Sprint Capital Corp.	8.750	03-15-32		60,000	74,007
Sprint Corp.	7.125	06-15-24		50,000	53,890
Sprint Corp.	7.250	09-15-21		215,000	229,427
Sprint Corp.	7.875	09-15-23		100,000	109,846
Turkcell Iletisim Hizmetleri AS	5.800	04-11-28		200,000	192,546
Consumer discretionary 1.8%					3,272,391
Auto components 0.1%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	100,000	92,251
Adient US LLC (A)	7.000	05-15-26		20,000	20,900
American Axle & Manufacturing, Inc.	6.250	04-01-25		15,000	14,513
American Axle & Manufacturing, Inc.	6.500	04-01-27		35,000	33,294
Avis Budget Car Rental LLC	5.500	04-01-23		45,000	45,788
Panther BF Aggregator 2 LP (A)	8.500	05-15-27		60,000	60,750
Distributors 0.1%
LKQ European Holdings BV	3.625	04-01-26	EUR	100,000	114,196
Diversified consumer services 0.1%
La Financiere Atalian SASU (A)	4.000	05-15-24	EUR	100,000	79,175
Service Corp. International	4.625	12-15-27		35,000	36,400
Service Corp. International	5.125	06-01-29		25,000	26,719
Hotels, restaurants and leisure 1.1%
Boyd Gaming Corp.	6.000	08-15-26		90,000	94,942
Boyd Gaming Corp.	6.375	04-01-26		85,000	90,100
Caesars Resort Collection LLC (A)	5.250	10-15-25		120,000	122,688
Cirsa Finance International Sarl	6.250	12-20-23	EUR	115,000	133,178
Eldorado Resorts, Inc.	6.000	04-01-25		130,000	136,825
Eldorado Resorts, Inc.	6.000	09-15-26		35,000	38,325
Golden Entertainment, Inc. (A)	7.625	04-15-26		70,000	73,150
Hilton Domestic Operating Company, Inc.	4.250	09-01-24		152,000	154,850
Jacobs Entertainment, Inc. (A)	7.875	02-01-24		165,000	176,138
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	4.750	06-01-27		60,000	62,475
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		60,000	63,510
MGM Resorts International	5.500	04-15-27		50,000	54,793
New Red Finance, Inc. (A)	5.000	10-15-25		320,000	330,560
Penn National Gaming, Inc. (A)	5.625	01-15-27		186,000	191,580
Sugarhouse HSP Gaming Prop Mezz LP (A)	5.875	05-15-25		110,000	108,075
Wynn Las Vegas LLC (A)	5.500	03-01-25		120,000	126,000
Yum! Brands, Inc. (A)	4.750	01-15-30		30,000	30,938
Household durables 0.2%
M/I Homes, Inc.	5.625	08-01-25		40,000	41,200
M/I Homes, Inc.	6.750	01-15-21		165,000	166,650
Taylor Morrison Communities, Inc. (A)	5.750	01-15-28		140,000	151,900
Leisure products 0.2%
Jack Ohio Finance LLC (A)	6.750	11-15-21		155,000	158,294
Mattel, Inc. (A)	6.750	12-31-25		140,000	146,082
Specialty retail 0.0%
L Brands, Inc.	5.250	02-01-28		85,000	79,084
L Brands, Inc.	6.750	07-01-36		15,000	12,725
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
L Brands, Inc.	6.875	11-01-35		5,000	$4,343
Consumer staples 0.7%					1,203,535
Food and staples retailing 0.0%
Performance Food Group, Inc. (A)	5.500	10-15-27		45,000	47,250
Food products 0.5%
B&G Foods, Inc.	5.250	09-15-27		55,000	56,243
MARB BondCo PLC (A)	7.000	03-15-24		200,000	208,502
Post Holdings, Inc. (A)	5.000	08-15-26		190,000	197,049
Post Holdings, Inc. (A)	5.625	01-15-28		70,000	74,200
Post Holdings, Inc. (A)	5.750	03-01-27		100,000	106,020
TreeHouse Foods, Inc.	4.875	03-15-22		190,000	191,425
Household products 0.1%
Diamond BC BV	5.625	08-15-25	EUR	200,000	195,646
Personal products 0.1%
Revlon Consumer Products Corp.	6.250	08-01-24		240,000	127,200
Energy 2.1%					3,709,807
Energy equipment and services 0.1%
Tervita Corp. (A)	7.625	12-01-21		229,000	232,721
Oil, gas and consumable fuels 2.0%
Blue Racer Midstream LLC (A)	6.125	11-15-22		170,000	170,901
California Resources Corp. (A)	8.000	12-15-22		15,000	7,425
Centennial Resource Production LLC (A)	5.375	01-15-26		65,000	62,075
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27		128,000	140,160
Cheniere Energy Partners LP (A)	4.500	10-01-29		71,000	72,731
Chesapeake Energy Corp.	7.000	10-01-24		195,000	139,913
Chesapeake Energy Corp.	7.500	10-01-26		80,000	54,400
Chesapeake Energy Corp.	8.000	06-15-27		40,000	26,900
Cloud Peak Energy Resources LLC (F)	12.000	11-01-21		30,000	7,500
DCP Midstream Operating LP	5.375	07-15-25		120,000	127,800
Energen Corp.	4.625	09-01-21		105,000	108,019
Energy Transfer Operating LP	4.250	03-15-23		110,000	114,932
EP Energy LLC (A)	7.750	05-15-26		10,000	7,500
Foresight Energy LLC (A)	11.500	04-01-23		170,000	35,700
Jagged Peak Energy LLC	5.875	05-01-26		85,000	85,213
Laredo Petroleum, Inc.	5.625	01-15-22		55,000	51,700
Laredo Petroleum, Inc.	6.250	03-15-23		65,000	57,038
Matador Resources Company	5.875	09-15-26		105,000	105,200
MEG Energy Corp. (A)	6.500	01-15-25		80,000	81,600
MEG Energy Corp. (A)	7.000	03-31-24		95,000	91,675
Petrobras Global Finance BV	5.750	02-01-29		430,000	474,238
Petrobras Global Finance BV	7.375	01-17-27		60,000	72,469
QEP Resources, Inc.	5.250	05-01-23		105,000	97,390
QEP Resources, Inc.	5.375	10-01-22		15,000	14,348
QEP Resources, Inc.	5.625	03-01-26		87,000	74,820
QEP Resources, Inc.	6.800	03-01-20		25,000	25,063
SM Energy Company	5.000	01-15-24		100,000	89,750
SM Energy Company	5.625	06-01-25		50,000	42,865
SM Energy Company	6.125	11-15-22		5,000	4,792
SM Energy Company	6.625	01-15-27		85,000	73,100
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		200,000	207,530
Sunoco LP	5.500	02-15-26		35,000	36,528
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sunoco LP	5.875	03-15-28		20,000	$21,225
Sunoco LP	6.000	04-15-27		50,000	53,000
Tallgrass Energy Partners LP (A)	4.750	10-01-23		155,000	155,388
Targa Resources Partners LP (A)	6.500	07-15-27		215,000	234,584
Vine Oil & Gas LP (A)	8.750	04-15-23		105,000	47,775
WPX Energy, Inc.	5.250	09-15-24		125,000	128,089
WPX Energy, Inc.	5.750	06-01-26		30,000	30,750
WPX Energy, Inc.	8.250	08-01-23		40,000	45,000
Financials 1.7%					2,939,241
Banks 0.6%
Banco de Sabadell SA (6.500% to 5-18-22, then 5 Year Euro Swap Rate + 6.414%) (G)	6.500	05-18-22	EUR	200,000	217,713
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(G)	8.125	12-23-25		250,000	294,124
Freedom Mortgage Corp. (A)	8.125	11-15-24		160,000	147,200
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month EURIBOR + 6.871%) (G)	8.375	10-14-19	EUR	50,000	54,611
Turkiye Is Bankasi AS	6.125	04-25-24		200,000	192,005
UniCredit SpA (5.861% to 6-19-27, then 5 Year U.S. ISDAFIX + 3.703%) (A)	5.861	06-19-32		200,000	205,638
Capital markets 0.1%
Credit Suisse Group AG (6.250% to 12-18-24, then 5 Year U.S. Swap Rate + 3.455%) (G)	6.250	12-18-24		200,000	211,500
Consumer finance 0.7%
Ally Financial, Inc.	3.875	05-21-24		90,000	93,132
Credit Acceptance Corp. (A)	6.625	03-15-26		70,000	74,900
DAE Funding LLC (A)	4.500	08-01-22		35,000	35,525
DAE Funding LLC (A)	5.000	08-01-24		140,000	145,950
goeasy, Ltd. (A)	7.875	11-01-22		135,000	140,400
Navient Corp.	5.500	01-25-23		101,000	104,283
Navient Corp.	5.625	08-01-33		20,000	16,888
Navient Corp.	6.500	06-15-22		80,000	85,200
Navient Corp.	7.250	09-25-23		49,000	53,263
Springleaf Finance Corp.	6.125	05-15-22		120,000	128,400
Springleaf Finance Corp.	6.125	03-15-24		5,000	5,381
Springleaf Finance Corp.	6.875	03-15-25		75,000	82,641
Springleaf Finance Corp.	8.250	12-15-20		155,000	164,688
Insurance 0.3%
Acrisure LLC (A)	7.000	11-15-25		75,000	69,923
Acrisure LLC (A)	8.125	02-15-24		145,000	156,238
Acrisure LLC (A)	10.125	08-01-26		75,000	78,375
CNO Financial Group, Inc.	5.250	05-30-29		45,000	49,275
Genworth Holdings, Inc.	4.800	02-15-24		5,000	4,600
Genworth Holdings, Inc.	4.900	08-15-23		80,000	75,968
Genworth Holdings, Inc.	7.200	02-15-21		30,000	30,712
Genworth Holdings, Inc.	7.625	09-24-21		20,000	20,708
Health care 1.3%					2,331,281
Health care equipment and supplies 0.2%
Constantin Investissement 3 SASU	5.375	04-15-25	EUR	100,000	112,218
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) (A)	8.625	09-15-24		85,000	85,638
Hill-Rom Holdings, Inc. (A)	4.375	09-15-27		80,000	81,788
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services 0.3%
Community Health Systems, Inc. (A)	8.125	06-30-24		50,000	$39,750
HCA Healthcare, Inc.	6.250	02-15-21		240,000	251,304
HCA, Inc.	5.375	09-01-26		60,000	65,922
HCA, Inc.	5.625	09-01-28		10,000	11,143
HCA, Inc.	5.875	02-01-29		5,000	5,594
HCA, Inc.	7.500	11-15-95		65,000	72,231
West Street Merger Sub, Inc. (A)	6.375	09-01-25		140,000	128,800
Health care technology 0.1%
Sotera Health Holdings LLC (A)	6.500	05-15-23		150,000	153,188
Life sciences tools and services 0.1%
Avantor, Inc. (A)	6.000	10-01-24		200,000	214,306
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.	4.500	05-15-23	EUR	130,000	143,082
Bausch Health Companies, Inc. (A)	5.500	03-01-23		13,000	13,163
Bausch Health Companies, Inc. (A)	5.875	05-15-23		116,000	117,450
Bausch Health Companies, Inc. (A)	6.125	04-15-25		95,000	98,563
Catalent Pharma Solutions, Inc. (A)	4.875	01-15-26		30,000	30,863
Catalent Pharma Solutions, Inc. (A)	5.000	07-15-27		20,000	20,750
Endo Finance LLC (A)	5.375	01-15-23		80,000	48,800
IQVIA, Inc. (A)	2.250	01-15-28	EUR	100,000	110,926
Teva Pharmaceutical Finance IV LLC	2.250	03-18-20		90,000	88,763
Teva Pharmaceutical Finance Netherlands II BV	1.250	03-31-23	EUR	100,000	91,070
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		225,000	181,969
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		200,000	164,000
Industrials 1.4%					2,389,376
Aerospace and defense 0.4%
Avolon Holdings Funding, Ltd. (A)	3.950	07-01-24		50,000	51,285
Avolon Holdings Funding, Ltd. (A)	4.375	05-01-26		20,000	20,678
Avolon Holdings Funding, Ltd. (A)	5.250	05-15-24		80,000	85,656
Bombardier, Inc. (A)	6.125	01-15-23		130,000	132,405
Bombardier, Inc. (A)	7.875	04-15-27		105,000	104,564
TransDigm, Inc. (A)	6.250	03-15-26		200,000	214,750
Building products 0.1%
Advanced Drainage Systems, Inc. (A)	5.000	09-30-27		25,000	25,344
Standard Industries, Inc. (A)	5.375	11-15-24		205,000	211,150
Commercial services and supplies 0.4%
APX Group, Inc.	7.625	09-01-23		105,000	93,450
APX Group, Inc.	7.875	12-01-22		85,000	84,788
Clean Harbors, Inc. (A)	4.875	07-15-27		104,000	108,550
Clean Harbors, Inc. (A)	5.125	07-15-29		40,000	42,400
IAA, Inc. (A)	5.500	06-15-27		55,000	58,025
Pitney Bowes, Inc.	4.625	03-15-24		20,000	19,000
Pitney Bowes, Inc.	4.950	04-01-23		90,000	88,650
Stericycle, Inc. (A)	5.375	07-15-24		90,000	92,475
Waste Pro USA, Inc. (A)	5.500	02-15-26		60,000	61,858
Construction and engineering 0.0%
Brand Industrial Services, Inc. (A)	8.500	07-15-25		60,000	57,000
Electrical equipment 0.1%
Sensata Technologies BV (A)	5.000	10-01-25		100,000	106,875
Sensata Technologies BV (A)	5.625	11-01-24		80,000	87,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 0.1%
Cloud Crane LLC (A)	10.125	08-01-24		115,000	$123,050
Trading companies and distributors 0.3%
Beacon Roofing Supply, Inc. (A)	4.500	11-15-26		15,000	15,113
Beacon Roofing Supply, Inc. (A)	4.875	11-01-25		90,000	88,313
Herc Holdings, Inc. (A)	5.500	07-15-27		140,000	145,600
United Rentals North America, Inc.	4.625	10-15-25		50,000	51,024
United Rentals North America, Inc.	4.875	01-15-28		135,000	140,400
United Rentals North America, Inc.	5.875	09-15-26		75,000	79,973
Information technology 0.7%					1,306,363
Electronic equipment, instruments and components 0.0%
CDW LLC	4.250	04-01-28		50,000	51,005
IT services 0.1%
Cardtronics, Inc. (A)	5.500	05-01-25		10,000	10,150
Tempo Acquisition LLC (A)	6.750	06-01-25		240,000	247,200
Semiconductors and semiconductor equipment 0.3%
Entegris, Inc. (A)	4.625	02-10-26		145,000	150,075
Micron Technology, Inc.	4.640	02-06-24		35,000	37,217
Micron Technology, Inc.	4.975	02-06-26		90,000	96,944
Micron Technology, Inc.	5.500	02-01-25		80,000	82,214
Qorvo, Inc. (A)	4.375	10-15-29		25,000	25,172
Qorvo, Inc.	5.500	07-15-26		150,000	158,438
Software 0.2%
CDK Global, Inc. (A)	5.250	05-15-29		60,000	62,100
Infor US, Inc.	6.500	05-15-22		50,000	50,813
SS&C Technologies, Inc. (A)	5.500	09-30-27		150,000	156,754
Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	4.750	02-15-26		35,000	36,006
Xerox Corp.	4.125	03-15-23		140,000	142,275
Materials 1.2%					2,114,040
Chemicals 0.1%
CF Industries, Inc.	4.950	06-01-43		10,000	9,800
CF Industries, Inc.	5.150	03-15-34		70,000	72,888
CF Industries, Inc.	5.375	03-15-44		20,000	20,141
Containers and packaging 0.7%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	150,000	168,961
Ardagh Packaging Finance PLC (A)	2.125	08-15-26	EUR	105,000	117,387
Ardagh Packaging Finance PLC	6.750	05-15-24	EUR	250,000	286,488
Berry Global, Inc. (A)	5.625	07-15-27		35,000	36,225
Berry Global, Inc.	6.000	10-15-22		110,000	111,513
Crown European Holdings SA	2.875	02-01-26	EUR	225,000	265,844
OI European Group BV (A)	4.000	03-15-23		10,000	10,063
Owens-Brockway Glass Container, Inc. (A)	5.875	08-15-23		165,000	175,106
Reynolds Group Issuer, Inc. (A)	5.125	07-15-23		155,000	158,681
Metals and mining 0.3%
Constellium SE	4.250	02-15-26	EUR	125,000	140,266
Novelis Corp. (A)	5.875	09-30-26		55,000	57,681
Novelis Corp. (A)	6.250	08-15-24		135,000	141,075
Steel Dynamics, Inc.	4.125	09-15-25		25,000	25,250
Steel Dynamics, Inc.	5.125	10-01-21		85,000	85,303
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (A)	6.875	01-15-25	175,000	$159,618
Norbord, Inc. (A)	5.750	07-15-27	70,000	71,750
Real estate 0.3%				485,519
Equity real estate investment trusts 0.3%
FelCor Lodging LP	6.000	06-01-25	240,000	252,000
Iron Mountain, Inc. (A)	4.875	09-15-29	230,000	233,519
Utilities 0.5%				926,921
Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25	32,000	34,360
AmeriGas Partners LP	5.750	05-20-27	40,000	43,100
AmeriGas Partners LP	5.875	08-20-26	118,000	129,393
Ferrellgas LP	6.500	05-01-21	25,000	21,250
Ferrellgas LP	6.750	01-15-22	170,000	143,863
Ferrellgas LP	6.750	06-15-23	68,000	57,290
Independent power and renewable electricity producers 0.2%
NextEra Energy Operating Partners LP (A)	4.250	07-15-24	70,000	72,100
The AES Corp.	5.125	09-01-27	205,000	217,813
Water utilities 0.1%

Aegea Finance Sarl (A)	5.750	10-10-24	200,000	207,752
Convertible bonds 0.1%				$222,583
(Cost $251,343)
Consumer discretionary 0.0%				50,949
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24	30,000	50,949
Information technology 0.1%				171,634
IT services 0.0%
Cardtronics, Inc.	1.000	12-01-20	70,000	68,224
Technology hardware, storage and peripherals 0.1%

Western Digital Corp.	1.500	02-01-24	108,000	103,410
Term loans (H) 0.7%				$1,277,165
(Cost $1,274,948)
Consumer discretionary 0.1%				183,808
Hotels, restaurants and leisure 0.1%
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.060	10-21-24	183,350	183,808
Financials 0.2%				372,056
Diversified financial services 0.0%
Crown Finance US, Inc., 2018 USD Term Loan (1 month LIBOR + 2.250%)	4.294	02-28-25	81,959	81,375
Insurance 0.2%
Asurion LLC, 2018 Term Loan B7 (1 month LIBOR + 3.000%)	5.044	11-03-24	192,563	193,152
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	5.267	04-25-25	98,750	97,529
Health care 0.0%				62,178
Life sciences tools and services 0.0%
Syneos Health, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.044	08-01-24	61,997	62,178
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

	Rate (%)	Maturity date	Par value^	Value
Industrials 0.3%				$445,604
Commercial services and supplies 0.1%
AVSC Holding Corp., 2018 1st Lien Term Loan (1 week, 1 month and 3 month LIBOR + 3.250%)	5.320	03-01-25	98,500	95,134
Professional services 0.2%
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 5.000%)	7.054	02-06-26	250,000	251,473
Trans Union LLC, 2018 Term Loan B4 (1 month LIBOR + 2.000%)	4.054	06-19-25	98,750	98,997
Information technology 0.1%				213,519
IT services 0.1%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%)	5.044	06-15-25	98,750	98,338
Semiconductors and semiconductor equipment 0.0%
Microchip Technology, Inc., 2018 Term Loan B (1 month LIBOR + 2.000%)	4.050	05-29-25	57,489	57,579
Software 0.0%

SS&C European Holdings Sarl, 2018 Term Loan B4 (1 month LIBOR + 2.250%)	4.294	04-16-25	22,856	22,913

SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 2.250%)	4.294	04-16-25	34,602	34,689
Escrow certificates 0.0%				$750
(Cost $194)
Texas Competitive Electric Holdings Company LLC (C)(E)	11.500	10-01-20	500,000	750

	Par value^	Value
Short-term investments 1.5%		$2,700,000
(Cost $2,700,000)
Repurchase agreement 1.5%		2,700,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-19 at 2.280% to be repurchased at $2,700,171 on 10-1-19, collateralized by $1,843,554 Federal Home Loan Mortgage Corp., 3.000% - 4.500% due 4-1-42 to 9-1-47 (valued at $1,907,339, including interest) and $796,170 Federal National Mortgage Association, 3.500% - 4.000% due 12-1-43 to 2-1-46 (valued at $846,662, including interest)	2,700,000	2,700,000

Total investments (Cost $189,974,616) 99.9%	$176,646,453
Other assets and liabilities, net 0.1%	181,745
Total net assets 100.0%	$176,828,198

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is segregated as collateral for options. Total collateral value at 9-30-19 was $3,974,187.
(C)	Non-income producing security.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing - Issuer is in default.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 9-30-19:
United States	42.3%
Japan	9.5%
United Kingdom	7.0%
France	5.0%
Canada	4.3%
Netherlands	3.9%
Switzerland	3.8%
China	1.7%
Germany	1.7%
Finland	1.7%
Other countries	19.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	159	Short	Dec 2019	$(6,071,242)	$(6,160,891)	$(89,649)
FTSE 100 Index Futures	43	Short	Dec 2019	(3,865,305)	(3,903,703)	(38,398)
MSCI EAFE Index Futures	76	Short	Dec 2019	(7,272,204)	(7,213,920)	58,284
						$(69,763)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	115,000	USD	86,500	MSI	10/3/2019	$305	—
CAD	115,000	USD	86,822	DB	11/5/2019	29	—
EUR	1,281,000	USD	1,413,129	CITI	10/31/2019	—	$(13,851)
GBP	438,000	USD	535,201	MSI	10/3/2019	3,364	—
GBP	438,000	USD	539,696	CITI	11/5/2019	—	(411)
USD	86,779	CAD	115,000	DB	10/3/2019	—	(26)
USD	89,751	EUR	82,000	MSI	10/31/2019	180	—
USD	11,842,806	EUR	10,665,000	MSI	12/18/2019	149,285	—
USD	539,003	GBP	438,000	CITI	10/3/2019	438	—
USD	7,169,656	GBP	5,784,000	DB	12/18/2019	35,352	—
						$188,953	$(14,288)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	3,015.00	Oct 2019	61	6,100	$198,657	$(177,815)
							$198,657	$(177,815)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
22	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$17,661,509	$6,040,761	$11,620,748	—
Consumer discretionary	12,631,512	5,678,914	6,931,331	$21,267
Consumer staples	9,092,006	5,274,275	3,817,731	—
Energy	14,389,428	6,220,855	8,168,573	—
Financials	31,599,193	8,456,528	23,142,665	—
Health care	11,648,242	6,757,202	4,891,040	—
Industrials	13,315,158	3,894,807	9,420,351	—
Information technology	12,723,942	7,665,509	5,058,433	—
Materials	7,185,267	3,349,600	3,835,667	—
Real estate	5,928,276	4,618,839	1,309,437	—
Utilities	10,116,590	4,491,390	5,625,200	—
Preferred securities
Consumer discretionary	924,753	—	924,753	—
|	23

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Information technology	$89,752	—	$89,752	—
Utilities	83,580	$83,580	—	—
Corporate bonds	25,056,747	—	25,056,747	—
Convertible bonds	222,583	—	222,583	—
Term loans	1,277,165	—	1,277,165	—
Escrow certificates	750	—	—	$750
Short-term investments	2,700,000	—	2,700,000	—
Total investments in securities	$176,646,453	$62,532,260	$114,092,176	$22,017
Derivatives:
Assets
Futures	$58,284	$58,284	—	—
Forward foreign currency contracts	188,953	—	$188,953	—
Liabilities
Futures	(128,047)	(128,047)	—	—
Forward foreign currency contracts	(14,288)	—	(14,288)	—
Written options	(177,815)	(177,815)	—	—
Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at September 30, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC	8-1-11	$240,553	236,300	—	—	236,300	0.0%*	$21,267

*	Less than 0.05%.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
24	|